UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06292

______________________________________________

UBS Investment Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

UBS U.S. Allocation Fund

Semiannual Report | February 29, 2024

UBS U.S. Allocation Fund

April 3, 2024

Dear shareholder,

We present you with the semiannual report for UBS U.S. Allocation Fund (the "Fund") for the six-months ended February 29, 2024.

Performance

Over the six-months ended February 29, 2024, the Fund's Class A shares returned 8.93% before deducting the maximum sales charge and returned 2.95% after deducting the maximum sales charge. During the same period, the Fund's primary benchmark, the S&P 500 Index,1 which tracks large cap US equities, returned 13.93%. Since the Fund invests in both stocks and bonds, we believe it is appropriate to also compare its performance to the UBS U.S. Allocation Fund Benchmark (the Fund's secondary benchmark),2 which returned 9.92% during the period. (Returns for all share classes over various time periods and descriptions of the indices are shown in "Performance at a glance" on page 4; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

Market commentary

Q. How would you describe the economic environment and markets during the reporting period?

A. Despite several headwinds, the US economy was resilient and continued to expand during the reporting period. A significant factor impacting the economy and the financial markets was central bank monetary policy. In July 2023, the US Federal Reserve (the "Fed") raised interest rates to a range between 5.25% and 5.50%, a 22-year high. With inflation continuing to moderate, the Fed then remained on hold from September through December 2023. Then in December, the Fed "pivoted," as it indicated the likely end to rate hikes and penciled in three rate cuts in 2024. However, at its meeting in January 2024 the Fed held rates steady, saying it does "...not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward 2 percent." Looking back, third and fourth quarter 2023 US annualized gross domestic product ("GDP") growth was 4.9% and 3.40%, respectively. The Commerce Department's initial estimate for first quarter 2024 GDP is scheduled to be released on April 25, 2024.

US equities produced weak results over the first two months of the reporting period, as investors were concerned that interest rates would remain "higher for longer" and potentially drag the economy into a recession. Equities then rallied over the last four months of the period. The Fed's pivot was a major factor in the market's turnaround. Signs that the Fed may orchestrate a "soft landing" for the economy and generally solid corporate earnings also supported the market. For the six-months ended February 29, 2024, the S&P 500 Index returned 13.93%.

UBS U.S. Allocation Fund

Investment Objective:

Total return, consisting of long-term capital appreciation and current income

Portfolio Managers:

Nicole Goldberger
Evan Brown
UBS Asset Management
(Americas) LLC

Commencement:

Class A—May 10, 1993 Class P (formerly Class Y)—May 10, 1993

Dividend payments:

Annually, if any

1  The S&P 500 Index is an unmanaged, weighted index composed of 500 widely held common stocks varying in composition and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees and expenses.

2  The UBS U.S. Allocation Fund Benchmark is an unmanaged benchmark compiled by the Advisor, constructed as follows: from July 22, 1992 (the Fund's inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Blomberg Barclays US Aggregate Index and 5% BofA Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Bloomberg Barclays US Aggregate Index and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect the deduction of fees and expenses.

UBS U.S. Allocation Fund

The overall US fixed income market experienced periods of volatility, but ultimately generated a modest gain over the reporting period. After falling over the first two months of the period, the fixed income market rallied sharply in November and December 2023. The Fed's pivot was again the driver of the fixed income market's rebound. A portion of those gains were then given back during the first two months of 2024, partially due to uncertainties surrounding the timing for Fed rate cuts. In the US, the yield on the 10-year Treasury briefly breached 5% in October 2023—the first time in 16 years—and ended the reporting period at 4.25%. For the six-month reporting period, the overall US bond market, as measured by the Bloomberg US Aggregate Index,4 returned 2.35%.

Portfolio commentary

The Fund had a positive absolute return but underperformed its benchmark over the reporting period. Overall, security selection and tactical asset allocation decisions detracted from returns.

Overall, tactical asset allocation detracted from relative performance.

•  Key contributors: Our US large cap equity sector allocation contributed strongly to relative performance; particularly, in the Communication Services sector. It was also beneficial to have had an overweight to US equities from October 2023 to February 2024. We were confident in our equity overweight given our expectations for a soft economic landing.

•  Key detractors: A preference for equal weighted US large cap equities and US mid cap equities over broader US large cap stocks was a key detractor from relative performance. We were hoping that this positioning would benefit from a broadening out of equity performance at the end of 2023. However, our thesis did not play out over the reporting period, as the S&P 500 Index continued to outperform mid-caps and equal weighted equities. To balance our overweight to US equities, we also had an overweight to US 10-year Treasurys since they can provide downside protection; however, this trade also detracted from relative performance over the reporting period.

•  The use of fixed income and equity derivatives (futures, options, and swaps) detracted from relative performance in the portfolio over the reporting period.

Overall, security selection also detracted from relative performance.

•  Key contributor: Overall, the US value equity portion of the Fund delivered both positive absolute and relative returns. Specifically, stock selection in Health Care, Financials, and Information Technology contributed the most to relative performance. Meanwhile, stock selection in Consumer Discretionary was the most negative, followed by Communication Services and Utilities. The top stock contributors over the period were Splunk (overweight), Ingersoll Rand (overweight), Wells Fargo (overweight), Abbvie (overweight) and Allstate (overweight). Over the time period, we sold Splunk on the back of a pending acquisition by Cisco. The top stock detractors over the period were NextEra Energy (overweight), Chegg (overweight), Bio-Rad Laboratories (overweight), APA (overweight), and Bunge (overweight). None of these securities were sold over the period.

•  Key detractor: Overall, the US growth equity portion of the Fund delivered strong absolute returns but underperformed from a relative standpoint. The strategy lagged its benchmark due to both sector allocation and security selection. Stock selection in Consumer Discretionary and Industrials contributed the most to performance,

4  The Bloomberg US Aggregate Index is an unmanaged broad based index designed to measure the US dollar-denominated, investment-grade, taxable bond market. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed, asset-backed and commercial mortgage-backed sectors. Investors should note that indices do not reflect the deduction of fees and expenses.

UBS U.S. Allocation Fund

while stock selection in Financials and Real Estate was most negative. The top stock contributors over the period were Microsoft (overweight), NVIDIA (overweight), Amazon (overweight), Meta (underweight) and Broadcom (overweight). None of these securities were sold over the period. The top stock detractors over the period were Tesla (underweight), Lowe's Companies (overweight), Shoals Technologies Group (overweight), Trade Desk (overweight), and Oracle (overweight). None of these securities were sold over the period.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President UBS U.S. Allocation Fund Executive Director UBS Asset Management (Americas) LLC	Nicole Goldberger Portfolio Manager UBS U.S. Allocation Fund Managing Director UBS Asset Management (Americas) LLC

Evan Brown
Portfolio Manager
UBS U.S. Allocation Fund
Managing Director
UBS Asset Management
(Americas) LLC

This letter is intended to assist shareholders in understanding how the Fund performed during the six-months ended February 29, 2024. The views and opinions in the letter were current as of April 3, 2024. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your Financial Advisor, by calling UBS Funds at 800-647 1568 or by visiting our website at www.ubs.com/am-us.

UBS U.S. Allocation Fund

Performance at a glance (unaudited)

Average annual total returns for periods ended 02/29/2024	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	8.93%	17.51%	9.12%	7.70%
Class P3	9.07	17.86	9.42	7.99
After deducting maximum sales charge
Class A1	2.95	11.05	7.90	7.09
S&P 500 Index[4]	13.93	30.45	14.76	12.70
UBS U.S. Allocation Fund Benchmark[4]	9.92	19.73	9.59	8.61

The annualized gross and net expense ratios, respectively, for each class of shares as in the December 29, 2023 prospectus, were as follows: Class A—1.01% and 1.01%; and Class P—0.75% and 0.75%.

Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written agreement, separate from UBS AM's investment advisory agreement with the Fund, whereby UBS AM has agreed to permanently reduce its management fees based on the Fund's average daily net assets to the following rates: $0 to $250 million: 0.50%; in excess of $250 million up to $500 million: 0.45%; in excess of $500 million up to $2 billion: 0.40%; and over $2 billion: 0.35%. Effective December 29, 2023, UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund's expenses, when necessary, so that the ordinary total annual operating expenses of each class through December 31, 2024 (excluding dividend expense, borrowing costs and interest expense relating to short sales, and expenses attributable to investments in other investment companies, interest, taxes, brokerage commissions, trustee elections as well as other matters related to shareholder meetings (unless otherwise separately agreed by UBS AM), and extraordinary expenses, if any) would not exceed 1.15% for Class A and 0.90% for Class P.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

2  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

3  The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees and expenses.

4  The UBS U.S. Allocation Fund Benchmark is an unmanaged benchmark compiled by the Advisor, constructed as follows: from June 1, 2005 until present: 65% Russell 3000 Index, 30% Bloomberg US Aggregate Bond Index, and 5% ICE BofAML US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect the deduction of fees and expenses.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

UBS U.S. Allocation Fund

Understanding your Fund's expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2023 to February 29, 2024.

Actual expenses (unaudited)

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (unaudited)

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning account value September 1, 2023	Ending account value February 29, 2024	Expenses paid during period 09/01/23 to 02/29/24[1]	Expense ratio during the period
Class A	Actual	$1,000.00	$1,089.30	$5.25	1.01%
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.84	5.07	1.01
Class P	Actual	1,000.00	1,090.70	3.85	0.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.18	3.72	0.74

1  Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS U.S. Allocation Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of February 29, 2024

Top ten equity holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	2.7
Apple, Inc.	2.7
Amazon.com, Inc.	2.5
Alphabet, Inc., Class A	2.1
iShares Core S&P Mid-Cap ETF	1.8
AbbVie, Inc.	1.7
Meta Platforms, Inc., Class A	1.6
Broadcom, Inc.	1.4
Berkshire Hathaway, Inc., Class B	1.3
Total	22.3%
Top ten fixed income holdings
Uniform Mortgage-Backed Security, TBA, 2.000%	1.7%
Uniform Mortgage-Backed Security, TBA, 2.500%	1.1
Uniform Mortgage-Backed Security, TBA, 4.000%	0.8
Uniform Mortgage-Backed Security, TBA, 3.000%	0.7
Uniform Mortgage-Backed Security, TBA, 5.000%	0.7
Uniform Mortgage-Backed Security, TBA, 4.500%	0.6
Government National Mortgage Association, 2.500% due 03/20/51	0.5
Government National Mortgage Association, 2.000% due 03/20/51	0.4
Federal National Mortgage Association, 2.500% due 02/01/52	0.4
Santander Drive Auto Receivables Trust, 6.180% due 02/16/27	0.4
Total	7.3%
Top five issuer breakdown by country or territory of origin
United States	102.2%
Cayman Islands	0.9
United Kingdom	0.4
Canada	0.4
France	0.2
Total	104.1%

UBS U.S. Allocation Fund

Portfolio statistics and industry diversification—(unaudited)1 (concluded)

As a percentage of net assets as of February 29, 2024

Asset allocation
Common stocks	62.5%
Corporate bonds	12.7
U.S. government agency obligations	8.6
Asset-backed securities	5.8
Exchange traded funds	1.8
Mortgage-backed securities	1.6
U.S. Treasury obligations	0.6
Non-U.S. government agency obligations	0.2
Preferred stocks	0.0 †
Short-term investments	11.8
Cash equivalents and liabilities in excess of other assets	(5.6)
Total	100.0%

†  Amount represents less than 0.05% or (0.05)%.

1  The portfolio is actively managed and its composition will vary over time.

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Number of shares	Value
Common stocks—62.5%
Aerospace & defense—0.6%
Axon Enterprise, Inc.*	81	$24,897
Boeing Co.*	597	121,621
General Dynamics Corp.	232	63,394
Howmet Aerospace, Inc.	426	28,350
Huntington Ingalls Industries, Inc.	41	11,957
L3Harris Technologies, Inc.	190	40,215
Lockheed Martin Corp.	230	98,495
Northrop Grumman Corp.	150	69,153
RTX Corp.	1,500	134,505
Textron, Inc.	170	15,142
TransDigm Group, Inc.	700	824,418
		1,432,147
Air freight & logistics—0.1%
CH Robinson Worldwide, Inc.	137	10,149
Expeditors International of Washington, Inc.	138	16,505
FedEx Corp.	249	61,993
United Parcel Service, Inc., Class B	766	113,567
		202,214
Automobile components—0.3%
Aptiv PLC*	8,761	696,412
BorgWarner, Inc.	246	7,658
		704,070
Automobiles—0.6%
Ford Motor Co.	4,136	51,452
General Motors Co.	1,467	60,118
Tesla, Inc.*	6,587	1,329,783
		1,441,353
Banks—1.8%
Bank of America Corp.	8,096	279,474
Citigroup, Inc.	2,232	123,854
Citizens Financial Group, Inc.	499	15,664
Comerica, Inc.	174	8,592
Fifth Third Bancorp	713	24,484
Huntington Bancshares, Inc.	1,830	23,863
JPMorgan Chase & Co.	3,401	632,790
KeyCorp	1,262	18,009
M&T Bank Corp.	210	29,345
PNC Financial Services Group, Inc.	484	71,245
Regions Financial Corp.	987	18,388
Truist Financial Corp.	1,596	55,828
U.S. Bancorp	1,880	78,885
Wells Fargo & Co.	45,378	2,522,563
Zions Bancorp NA	157	6,190
		3,909,174
Beverages—0.8%
Brown-Forman Corp., Class B	184	11,082
Coca-Cola Co.	4,178	250,764
Constellation Brands, Inc., Class A	2,997	744,815
Keurig Dr Pepper, Inc.	1,084	32,422
Molson Coors Beverage Co., Class B	197	12,297
	Number of shares	Value
Common stocks—(continued)
Beverages—(concluded)
Monster Beverage Corp.*	7,742	$457,552
PepsiCo, Inc.	1,468	242,719
		1,751,651
Biotechnology—2.0%
AbbVie, Inc.	21,339	3,756,731
ABIOMED, Inc.*,1,2	76	77
Amgen, Inc.	483	132,260
Biogen, Inc.*	129	27,992
Exact Sciences Corp.*	5,260	302,608
Gilead Sciences, Inc.	1,138	82,050
Incyte Corp.*	172	10,038
Moderna, Inc.*	292	26,934
Regeneron Pharmaceuticals, Inc.*	95	91,778
Vertex Pharmaceuticals, Inc.*	231	97,191
		4,527,659
Broadline retail—2.5%
Amazon.com, Inc.*	31,026	5,484,156
eBay, Inc.	509	24,065
Etsy, Inc.*	117	8,388
		5,516,609
Building products—0.4%
A O Smith Corp.	136	11,274
Allegion PLC	109	13,938
Builders FirstSource, Inc.*	134	26,154
Carrier Global Corp.	854	47,465
Hayward Holdings, Inc.*	51,737	765,190
Johnson Controls International PLC	673	39,889
Masco Corp.	234	17,962
Trane Technologies PLC	239	67,391
		989,263
Capital markets—1.8%
Ameriprise Financial, Inc.	2,739	1,115,759
Bank of New York Mellon Corp.	923	51,771
BlackRock, Inc.	1,690	1,371,165
Blackstone, Inc.	851	108,775
Cboe Global Markets, Inc.	128	24,576
Charles Schwab Corp.	1,726	115,262
CME Group, Inc.	420	92,547
FactSet Research Systems, Inc.	47	21,741
Franklin Resources, Inc.	393	10,788
Goldman Sachs Group, Inc.	383	149,006
Intercontinental Exchange, Inc.	667	92,326
Invesco Ltd.	599	9,231
MarketAxess Holdings, Inc.	48	10,244
Moody's Corp.	192	72,849
Morgan Stanley	1,462	125,790
MSCI, Inc.	770	431,947
Nasdaq, Inc.	383	21,525
Northern Trust Corp.	271	22,257
Raymond James Financial, Inc.	229	27,553
S&P Global, Inc.	390	167,068

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(concluded)
State Street Corp.	352	$25,953
T Rowe Price Group, Inc.	275	31,171
		4,099,304
Chemicals—0.4%
CF Industries Holdings, Inc.	9,607	775,477
Commercial services & supplies—0.1%
Cintas Corp.	94	59,089
Copart, Inc.*	866	46,028
Republic Services, Inc.	227	41,677
Rollins, Inc.	305	13,442
Veralto Corp.	234	20,222
Waste Management, Inc.	384	78,970
		259,428
Communications equipment—0.2%
Arista Networks, Inc.*	282	78,266
Cisco Systems, Inc.	4,424	213,989
F5, Inc.*	57	10,672
Juniper Networks, Inc.	361	13,368
Motorola Solutions, Inc.	183	60,461
		376,756
Construction & engineering—0.0%†
Quanta Services, Inc.	143	34,536
Consumer finance—0.5%
American Express Co.	4,416	968,959
Capital One Financial Corp.	459	63,163
Discover Financial Services	291	35,124
Synchrony Financial	444	18,337
		1,085,583
Consumer staples distribution & retail—1.5%
Costco Wholesale Corp.	472	351,116
Dollar General Corp.	232	33,712
Dollar Tree, Inc.*	11,992	1,758,987
Kroger Co.	714	35,422
Sysco Corp.	536	43,400
Target Corp.	491	75,084
Walgreens Boots Alliance, Inc.	771	16,391
Walmart, Inc.	18,476	1,082,878
		3,396,990
Distributors—0.0%†
Genuine Parts Co.	130	19,404
LKQ Corp.	288	15,060
Pool Corp.	45	17,915
		52,379
Diversified consumer services—0.4%
Chegg, Inc.*	102,530	916,618
Diversified telecommunication services—0.2%
AT&T, Inc.	8,721	147,646
Verizon Communications, Inc.	5,083	203,422
		351,068
	Number of shares	Value
Common stocks—(continued)
Electric utilities—0.9%
Alliant Energy Corp.	274	$13,084
American Electric Power Co., Inc.	551	46,940
Constellation Energy Corp.	325	54,746
Duke Energy Corp.	781	71,719
Edison International	400	27,208
Entergy Corp.	223	22,650
Evergy, Inc.	236	11,691
Eversource Energy	379	22,247
Exelon Corp.	1,077	38,600
FirstEnergy Corp.	540	19,769
NextEra Energy, Inc.	26,261	1,449,345
NRG Energy, Inc.	244	13,498
PG&E Corp.	2,278	38,020
Pinnacle West Capital Corp.	147	10,045
PPL Corp.	682	17,984
Southern Co.	1,145	77,001
Xcel Energy, Inc.	569	29,981
		1,964,528
Electrical equipment—0.8%
AMETEK, Inc.	224	40,360
Eaton Corp. PLC	418	120,802
Emerson Electric Co.	609	65,072
Generac Holdings, Inc.*	63	7,088
Hubbell, Inc.	59	22,460
Regal Rexnord Corp.	8,375	1,436,229
Rockwell Automation, Inc.	124	35,350
Shoals Technologies Group, Inc., Class A*	12,356	158,527
		1,885,888
Electronic equipment, instruments & components—0.7%
Amphenol Corp., Class A	638	69,695
CDW Corp.	155	38,162
Corning, Inc.	915	29,500
Jabil, Inc.	143	20,605
Keysight Technologies, Inc.*	8,442	1,302,601
TE Connectivity Ltd.	337	48,380
Teledyne Technologies, Inc.*	53	22,645
Trimble, Inc.*	242	14,808
Zebra Technologies Corp., Class A*	56	15,651
		1,562,047
Energy equipment & services—0.1%
Baker Hughes Co.	1,078	31,898
Halliburton Co.	928	32,545
Schlumberger NV	1,495	72,253
		136,696
Entertainment—1.2%
Electronic Arts, Inc.	294	41,007
Live Nation Entertainment, Inc.*	7,271	705,142
Netflix, Inc.*	537	323,768
Take-Two Interactive Software, Inc.*	9,055	1,330,451
Walt Disney Co.	2,252	251,278
Warner Bros Discovery, Inc.*	2,683	23,584
		2,675,230

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Financial services—3.5%
Berkshire Hathaway, Inc., Class B*	7,317	$2,995,580
Fidelity National Information Services, Inc.	24,514	1,696,124
Fiserv, Inc.*	717	107,026
FleetCor Technologies, Inc.*	95	26,531
Global Payments, Inc.	315	40,855
Jack Henry & Associates, Inc.	99	17,203
Mastercard, Inc., Class A	5,098	2,420,326
PayPal Holdings, Inc.*	1,302	78,563
Visa, Inc., Class A	1,878	530,798
		7,913,006
Food products—1.5%
Archer-Daniels-Midland Co.	564	29,954
Bunge Global SA	16,425	1,550,027
Campbell Soup Co.	220	9,381
Conagra Brands, Inc.	523	14,686
General Mills, Inc.	633	40,626
Hershey Co.	152	28,564
Hormel Foods Corp.	329	11,620
J M Smucker Co.	104	12,498
Kellanova	290	15,993
Kraft Heinz Co.	853	30,094
Lamb Weston Holdings, Inc.	143	14,616
McCormick & Co., Inc.	267	18,386
Mondelez International, Inc., Class A	22,191	1,621,496
Tyson Foods, Inc., Class A	303	16,435
		3,414,376
Gas utilities—0.0%†
Atmos Energy Corp.	182	20,550
Ground transportation—0.9%
CSX Corp.	1,956	74,211
JB Hunt Transport Services, Inc.	90	18,568
Lyft, Inc., Class A*	55,088	874,797
Norfolk Southern Corp.	237	60,051
Old Dominion Freight Line, Inc.	93	41,151
Uber Technologies, Inc.*	2,166	172,197
Union Pacific Corp.	3,389	859,755
		2,100,730
Health care equipment & supplies—0.9%
Abbott Laboratories	1,571	186,383
Align Technology, Inc.*	60	18,145
Baxter International, Inc.	439	17,964
Becton Dickinson & Co.	259	61,007
Boston Scientific Corp.*	1,326	87,795
Cooper Cos., Inc.	5,872	549,619
DENTSPLY SIRONA, Inc.	163	5,327
Dexcom, Inc.*	4,746	546,122
Edwards Lifesciences Corp.*	563	47,782
GE HealthCare Technologies, Inc.	350	31,948
Hologic, Inc.*	211	15,572
IDEXX Laboratories, Inc.*	75	43,142
Insulet Corp.*	62	10,168
Intuitive Surgical, Inc.*	314	121,078
	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Medtronic PLC	1,213	$101,116
ResMed, Inc.	132	22,931
STERIS PLC	82	19,099
Stryker Corp.	302	105,419
Teleflex, Inc.	43	9,580
Zimmer Biomet Holdings, Inc.	177	22,012
		2,022,209
Health care providers & services—2.1%
Cardinal Health, Inc.	231	25,867
Cencora, Inc.	150	35,340
Centene Corp.*	19,527	1,531,503
Cigna Group	262	88,069
CVS Health Corp.	1,160	86,269
DaVita, Inc.*	40	5,079
Elevance Health, Inc.	213	106,766
HCA Healthcare, Inc.	175	54,547
Henry Schein, Inc.*	104	7,953
Humana, Inc.	110	38,535
Laboratory Corp. of America Holdings	80	17,266
McKesson Corp.	119	62,048
Molina Healthcare, Inc.*	57	22,453
Quest Diagnostics, Inc.	89	11,115
UnitedHealth Group, Inc.	5,138	2,536,117
Universal Health Services, Inc., Class B	49	8,186
		4,637,113
Health care REITs—0.0%†
Healthpeak Properties, Inc.	626	10,485
Ventas, Inc.	464	19,623
Welltower, Inc.	577	53,176
		83,284
Hotel & resort REITs—0.0%†
Host Hotels & Resorts, Inc.	790	16,385
Hotels, restaurants & leisure—1.1%
Airbnb, Inc., Class A*	660	103,930
Booking Holdings, Inc.*	37	128,347
Caesars Entertainment, Inc.*	217	9,433
Carnival Corp.*	1,145	18,160
Chipotle Mexican Grill, Inc.*	292	785,121
Darden Restaurants, Inc.	111	18,949
Domino's Pizza, Inc.	43	19,279
Expedia Group, Inc.*	140	19,155
Hilton Worldwide Holdings, Inc.	273	55,779
Las Vegas Sands Corp.	15,370	837,972
Marriott International, Inc., Class A	257	64,217
McDonald's Corp.	763	223,010
MGM Resorts International*	274	11,859
Norwegian Cruise Line Holdings Ltd.*	360	6,980
Royal Caribbean Cruises Ltd.*	247	30,467
Starbucks Corp.	1,196	113,500
Wynn Resorts Ltd.	80	8,416
Yum! Brands, Inc.	292	40,419
		2,494,993

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Household durables—0.1%
DR Horton, Inc.	298	$44,533
Garmin Ltd.	178	24,448
Lennar Corp., Class A	275	43,590
Mohawk Industries, Inc.*	38	4,508
NVR, Inc.*	3	22,877
PulteGroup, Inc.	218	23,627
Whirlpool Corp.	57	6,121
		169,704
Household products—0.3%
Church & Dwight Co., Inc.	253	25,330
Clorox Co.	128	19,624
Colgate-Palmolive Co.	864	74,753
Kimberly-Clark Corp.	353	42,773
Procter & Gamble Co.	2,503	397,827
		560,307
Independent power and renewable electricity producers—0.0%†
AES Corp.	722	10,974
Industrial conglomerates—0.5%
3M Co.	561	51,679
General Electric Co.	1,144	179,482
Honeywell International, Inc.	4,093	813,402
		1,044,563
Industrial REITs—0.6%
Prologis, Inc.	10,104	1,346,560
Insurance—1.3%
Aflac, Inc.	591	47,717
Allstate Corp.	6,112	974,986
American International Group, Inc.	835	60,863
Aon PLC, Class A	233	73,626
Arch Capital Group Ltd.*	436	38,189
Arthur J Gallagher & Co.	253	61,714
Assurant, Inc.	67	12,157
Brown & Brown, Inc.	280	23,579
Chubb Ltd.	478	120,298
Cincinnati Financial Corp.	198	22,572
Everest Group Ltd.	49	18,075
Globe Life, Inc.	121	15,359
Hartford Financial Services Group, Inc.	349	33,448
Loews Corp.	179	13,448
Marsh & McLennan Cos., Inc.	4,689	948,444
MetLife, Inc.	733	51,120
Principal Financial Group, Inc.	287	23,207
Progressive Corp.	683	129,470
Prudential Financial, Inc.	405	44,141
Travelers Cos., Inc.	282	62,311
W R Berkley Corp.	219	18,308
Willis Towers Watson PLC	133	36,257
		2,829,289
Interactive media & services—4.4%
Alphabet, Inc., Class A*	34,639	4,796,116
Alphabet, Inc., Class C*	6,126	856,292
	Number of shares	Value
Common stocks—(continued)
Interactive media & services—(concluded)
IAC, Inc.*	11,168	$634,342
Match Group, Inc.*	278	10,019
Meta Platforms, Inc., Class A	7,074	3,467,180
		9,763,949
IT services—0.3%
Accenture PLC, Class A	688	257,849
Akamai Technologies, Inc.*	149	16,527
Cognizant Technology Solutions Corp., Class A	549	43,382
EPAM Systems, Inc.*	72	21,917
Gartner, Inc.*	91	42,366
International Business Machines Corp.	1,000	185,030
VeriSign, Inc.*	105	20,505
		587,576
Leisure products—0.4%
Brunswick Corp.	9,399	821,472
Hasbro, Inc.	116	5,834
		827,306
Life sciences tools & services—1.6%
Agilent Technologies, Inc.	5,277	724,849
Bio-Rad Laboratories, Inc., Class A*	5,526	1,800,813
Bio-Techne Corp.	126	9,270
Charles River Laboratories
International, Inc.*	41	10,422
Danaher Corp.	591	149,606
Illumina, Inc.*	134	18,737
IQVIA Holdings, Inc.*	2,692	665,355
Mettler-Toledo International, Inc.*	21	26,191
Revvity, Inc.	99	10,849
Thermo Fisher Scientific, Inc.	347	197,852
Waters Corp.*	45	15,184
West Pharmaceutical Services, Inc.	61	21,860
		3,650,988
Machinery—1.3%
Caterpillar, Inc.	537	179,336
Cummins, Inc.	149	40,023
Deere & Co.	277	101,119
Dover Corp.	133	21,995
Fortive Corp.	384	32,690
IDEX Corp.	84	19,815
Illinois Tool Works, Inc.	280	73,402
Ingersoll Rand, Inc.	22,994	2,100,042
Nordson Corp.	61	16,205
Otis Worldwide Corp.	400	38,120
PACCAR, Inc.	539	59,770
Parker-Hannifin Corp.	137	73,357
Pentair PLC	182	14,158
Snap-on, Inc.	54	14,885
Stanley Black & Decker, Inc.	175	15,626
Westinghouse Air Brake Technologies Corp.	207	29,247
Xylem, Inc.	253	32,144
		2,861,934

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Media—0.7%
Charter Communications, Inc., Class A*	132	$38,799
Comcast Corp., Class A	32,366	1,386,883
Fox Corp., Class A	277	8,252
Fox Corp., Class B	189	5,175
Interpublic Group of Cos., Inc.	429	13,470
News Corp., Class A	398	10,698
News Corp., Class B	99	2,771
Omnicom Group, Inc.	248	21,921
Paramount Global, Class B	493	5,443
		1,493,412
Multi-utilities—0.1%
Ameren Corp.	306	21,784
CenterPoint Energy, Inc.	673	18,508
CMS Energy Corp.	310	17,785
Consolidated Edison, Inc.	328	28,605
Dominion Energy, Inc.	909	43,477
DTE Energy Co.	200	21,670
NiSource, Inc.	466	12,144
Public Service Enterprise Group, Inc.	552	34,445
Sempra	672	47,443
WEC Energy Group, Inc.	300	23,547
		269,408
Office REITs—0.0%†
Alexandria Real Estate Equities, Inc.	165	20,581
Boston Properties, Inc.	160	10,355
		30,936
Oil, gas & consumable fuels—2.3%
APA Corp.	26,614	792,831
Chevron Corp.	1,849	281,066
ConocoPhillips	1,241	139,662
Coterra Energy, Inc.	830	21,397
Devon Energy Corp.	692	30,490
Diamondback Energy, Inc.	197	35,956
EOG Resources, Inc.	3,932	450,057
EQT Corp.	440	16,346
Exxon Mobil Corp.	8,874	927,510
Hess Corp.	274	39,936
Kinder Morgan, Inc.	2,035	35,389
Marathon Oil Corp.	608	14,744
Marathon Petroleum Corp.	416	70,400
Occidental Petroleum Corp.	656	39,760
ONEOK, Inc.	588	44,171
Phillips 66	456	64,985
Pioneer Natural Resources Co.	252	59,268
Targa Resources Corp.	256	25,149
Valero Energy Corp.	348	49,228
Williams Cos., Inc.	55,729	2,002,900
		5,141,245
Passenger airlines—0.0%†
American Airlines Group, Inc.*	753	11,807
Delta Air Lines, Inc.	617	26,081
	Number of shares	Value
Common stocks—(continued)
Passenger airlines—(concluded)
Southwest Airlines Co.	663	$22,721
United Airlines Holdings, Inc.*	370	16,831
		77,440
Personal care products—0.0%†
Estee Lauder Cos., Inc., Class A	241	35,808
Kenvue, Inc.	1,846	35,074
		70,882
Pharmaceuticals—1.2%
Bristol-Myers Squibb Co.	1,848	93,786
Catalent, Inc.*	179	10,264
Eli Lilly & Co.	2,204	1,661,111
Johnson & Johnson	2,178	351,486
Merck & Co., Inc.	2,285	290,538
Pfizer, Inc.	5,121	136,014
Viatris, Inc.	1,142	14,126
Zoetis, Inc.	410	81,315
		2,638,640
Professional services—0.1%
Automatic Data Processing, Inc.	430	107,986
Broadridge Financial Solutions, Inc.	117	23,819
Dayforce, Inc.*,3	175	12,208
Equifax, Inc.	124	33,925
Jacobs Solutions, Inc.	144	21,118
Leidos Holdings, Inc.	141	18,028
Paychex, Inc.	358	43,898
Paycom Software, Inc.	64	11,673
Robert Half, Inc.	115	9,246
Verisk Analytics, Inc.	149	36,043
		317,944
Real estate management & development—0.0%†
CBRE Group, Inc., Class A*	346	31,794
CoStar Group, Inc.*	453	39,424
		71,218
Residential REITs—0.1%
AvalonBay Communities, Inc.	146	25,846
Camden Property Trust	98	9,259
Equity Residential	399	24,024
Essex Property Trust, Inc.	57	13,190
Invitation Homes, Inc.	538	18,330
Mid-America Apartment Communities, Inc.	115	14,453
UDR, Inc.	357	12,673
		117,775
Retail REITs—0.1%
Federal Realty Investment Trust	69	6,959
Kimco Realty Corp.	682	13,476
Realty Income Corp.	839	43,720
Regency Centers Corp.	186	11,523
Simon Property Group, Inc.	341	50,516
		126,194

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—6.1%
Advanced Micro Devices, Inc.*	4,324	$832,500
Analog Devices, Inc.	553	106,077
Applied Materials, Inc.	929	187,305
Broadcom, Inc.	2,362	3,071,757
Enphase Energy, Inc.*	162	20,576
First Solar, Inc.*	107	16,466
Intel Corp.	20,202	869,696
KLA Corp.	153	104,392
Lam Research Corp.	144	135,108
Marvell Technology, Inc.	7,956	570,127
Microchip Technology, Inc.	607	51,073
Micron Technology, Inc.	11,240	1,018,456
Monolithic Power Systems, Inc.	54	38,882
NVIDIA Corp.	7,723	6,109,820
NXP Semiconductors NV	286	71,423
ON Semiconductor Corp.*	463	36,540
Qorvo, Inc.*	104	11,913
QUALCOMM, Inc.	1,242	195,975
Skyworks Solutions, Inc.	194	20,355
Teradyne, Inc.	160	16,574
Texas Instruments, Inc.	1,013	169,505
		13,654,520
Software—7.5%
Adobe, Inc.*	1,872	1,048,844
ANSYS, Inc.*	102	34,085
Autodesk, Inc.*	239	61,703
Cadence Design Systems, Inc.*	303	92,227
Dynatrace, Inc.*	10,389	514,775
Fair Isaac Corp.*	28	35,558
Fortinet, Inc.*	717	49,552
Gen Digital, Inc.	623	13,388
HubSpot, Inc.*	1,273	787,745
Intuit, Inc.	306	202,844
Microsoft Corp.	24,090	9,964,588
Oracle Corp.	9,303	1,038,959
Palo Alto Networks, Inc.*	2,787	865,503
PTC, Inc.*	143	26,170
Roper Technologies, Inc.	118	64,278
Salesforce, Inc.*	1,079	333,217
ServiceNow, Inc.*	1,055	813,764
Synopsys, Inc.*	163	93,518
Tyler Technologies, Inc.*	42	18,360
Zoom Video Communications, Inc., Class A*	9,554	675,754
		16,734,832
Specialized REITs—0.2%
American Tower Corp.	504	100,225
Crown Castle, Inc.	449	49,363
Digital Realty Trust, Inc.	312	45,805
Equinix, Inc.	101	89,771
Extra Space Storage, Inc.	226	31,859
Iron Mountain, Inc.	317	24,929
Public Storage	171	48,542
SBA Communications Corp.	116	24,270
	Number of shares	Value
Common stocks—(concluded)
Specialized REITs—(concluded)
VICI Properties, Inc.	1,147	$34,330
Weyerhaeuser Co.	697	23,963
		473,057
Specialty retail—1.2%
AutoZone, Inc.*	19	57,114
Bath & Body Works, Inc.	221	10,100
Best Buy Co., Inc.	177	14,316
CarMax, Inc.*	135	10,665
Home Depot, Inc.	1,044	397,357
Lowe's Cos., Inc.	608	146,327
O'Reilly Automotive, Inc.*	64	69,595
Ross Stores, Inc.	359	53,477
TJX Cos., Inc.	8,989	891,169
Tractor Supply Co.	106	26,958
Ulta Beauty, Inc.*	1,623	890,313
		2,567,391
Technology hardware, storage & peripherals—2.8%
Apple, Inc.	33,750	6,100,313
Hewlett Packard Enterprise Co.	1,540	23,454
HP, Inc.	906	25,667
NetApp, Inc.	222	19,785
Seagate Technology Holdings PLC	204	18,982
Western Digital Corp.*	381	22,658
		6,210,859
Textiles, apparel & luxury goods—0.7%
Lululemon Athletica, Inc.*	1,244	581,060
NIKE, Inc., Class B	10,095	1,049,173
Ralph Lauren Corp.	50	9,296
Tapestry, Inc.	198	9,411
VF Corp.	284	4,641
		1,653,581
Tobacco—0.1%
Altria Group, Inc.	1,905	77,934
Philip Morris International, Inc.	1,663	149,603
		227,537
Trading companies & distributors—0.1%
Fastenal Co.	558	40,740
United Rentals, Inc.	72	49,915
WW Grainger, Inc.	48	46,726
		137,381
Water utilities—0.0%†
American Water Works Co., Inc.	219	25,960
Wireless telecommunication services—0.5%
T-Mobile U.S., Inc.	6,409	1,046,590
Total common stocks (cost—$112,455,724)		139,489,266

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Number of shares	Value
Preferred stocks—0.0%†
Financial services—0.0%†
SquareTwo Financial Corp.*,1,2 (cost—$0)	35,000	$0
Exchange traded funds—1.8%
iShares Core S&P Mid-Cap ETF (cost—$3,562,981)	70,125	4,043,407
	Face amount
Asset-backed securities—5.8%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.480%, due 02/18/26	$317,382	312,901
Series 2022-1, Class A3, 2.450%, due 11/18/26	484,462	475,714
ARES XLVIII CLO Ltd., Series 2018-48A, Class C, 3 mo. USD Term SOFR + 2.062% 7.379%, due 07/20/30[4,5]	725,000	715,940
BMW Vehicle Lease Trust, Series 2024-1, Class A3, 4.980%, due 03/25/27	200,000	199,099
Capital One Multi-Asset Execution Trust, Series 2005-B3, Class B3, 3 mo. USD Term SOFR + 0.812% 6.126%, due 05/15/28[5]	350,000	348,116
CCG Receivables Trust, Series 2020-1, Class C, 1.840%, due 12/14/27[4]	275,000	272,362
Drive Auto Receivables Trust, Series 2021-2, Class C, 0.870%, due 10/15/27	238,833	236,648
Series 2024-1, Class A3, 5.350%, due 02/15/28	200,000	199,831
DT Auto Owner Trust, Series 2021-1A, Class D, 1.160%, due 11/16/26[4]	325,000	313,303
Series 2021-1A, Class C, 0.840%, due 10/15/26[4]	92,388	91,664
Exeter Automobile Receivables Trust, Series 2023-2A, Class A2, 5.870%, due 11/17/25	409,398	409,535
Series 2023-4A, Class A2, 6.070%, due 12/15/25	773,839	774,426
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class C, 4.570%, due 04/15/26[4]	264,735	263,923
Highbridge Loan Management Ltd., Series 12A-18, Class B, 3 mo. USD Term SOFR + 2.112% 7.410%, due 07/18/31[4,5]	700,000	697,267
HPEFS Equipment Trust, Series 2022-1A, Class B, 1.790%, due 05/21/29[4]	650,000	639,442
Series 2021-1A, Class D, 1.030%, due 03/20/31[4]	393,773	392,689
	Face amount	Value
Asset-backed securities—(concluded)
OneMain Financial Issuance Trust, Series 2021-1A, Class A1, 1.550%, due 06/16/36[4]	$600,000	$538,652
Series 2020-2A, Class A, 1.750%, due 09/14/35[4]	600,000	556,154
Series 2020-2A, Class B, 2.210%, due 09/14/35[4]	300,000	267,641
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, due 09/15/27	175,758	174,812
Series 2020-4, Class D, 1.480%, due 01/15/27	194,680	191,108
Series 2020-2, Class D, 2.220%, due 09/15/26	201,949	200,472
Series 2023-2, Class A3, 5.210%, due 07/15/27	475,000	473,479
Series 2023-3, Class A2, 6.080%, due 08/17/26	742,206	743,276
Series 2023-6, Class A2, 6.080%, due 05/17/27	540,113	541,620
Series 2023-4, Class A2, 6.180%, due 02/16/27	936,384	938,713
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.110%, due 03/20/26[4]	325,000	321,371
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.350%, due 06/21/27[4]	550,000	549,719
Voya CLO Ltd., Series 2018-2A, Class C1, 3 mo. USD Term SOFR + 2.112% 7.426%, due 07/15/31[4,5]	700,000	691,877
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, due 02/17/26[4]	512,563	506,233
Total asset-backed securities (cost—$13,173,232)		13,037,987
Corporate bonds—12.7%
Advertising—0.0%†
Clear Channel Outdoor Holdings, Inc., 5.125%, due 08/15/27[4]	35,000	32,726
Aerospace & defense—0.1%
AAR Escrow Issuer LLC, 6.750%, due 03/15/29[4,6]	40,000	40,378
Bombardier, Inc. 7.125%, due 06/15/26[4]	30,000	30,251
7.875%, due 04/15/27[4]	50,000	50,064
8.750%, due 11/15/30[4]	40,000	41,900
TransDigm, Inc. 5.500%, due 11/15/27	30,000	28,967
6.375%, due 03/01/29[4]	25,000	25,113
6.625%, due 03/01/32[4]	20,000	20,125
7.125%, due 12/01/31[4]	10,000	10,258
7.500%, due 03/15/27	35,000	34,972
		282,028

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Agriculture—0.0%†
Darling Ingredients, Inc., 6.000%, due 06/15/30[4]	$40,000	$39,418
Reynolds American, Inc., 5.700%, due 08/15/35	70,000	66,864
		106,282
Airlines—0.1%
American Airlines, Inc., 7.250%, due 02/15/28[4]	25,000	25,208
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[4]	12,000	11,890
5.750%, due 04/20/29[4]	15,000	14,669
Delta Air Lines Pass-Through Trust, 2.000%, due 06/10/28	86,979	77,429
United Airlines, Inc. 4.375%, due 04/15/26[4]	38,000	36,574
4.625%, due 04/15/29[4]	30,000	27,672
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.500%, due 06/01/28[4]	40,000	33,700
		227,142
Auto manufacturers—0.2%
Allison Transmission, Inc., 5.875%, due 06/01/29[4]	35,000	34,476
Ford Motor Co. 5.291%, due 12/08/46	10,000	8,648
7.450%, due 07/16/31	55,000	59,296
9.625%, due 04/22/30	30,000	35,047
Ford Motor Credit Co. LLC, 4.542%, due 08/01/26	200,000	193,898
General Motors Co., 6.600%, due 04/01/36	200,000	210,427
		541,792
Auto parts & equipment—0.1%
American Axle & Manufacturing, Inc., 6.500%, due 04/01/27	25,000	24,693
Dana, Inc. 4.250%, due 09/01/30	20,000	17,248
5.625%, due 06/15/28	20,000	19,361
Goodyear Tire & Rubber Co., 5.250%, due 07/15/31	65,000	58,661
		119,963
Banks—2.2%
Bank of America Corp. 4.200%, due 08/26/24	120,000	119,104
6.110%, due 01/29/37	550,000	576,694
6.500%, due 10/23/24[5,7]
Series Z, (fixed, converts to FRN on 10/23/24)	30,000	29,960
Bank of Nova Scotia, 4.588%, due 05/04/37[5] (fixed, converts to FRN on 05/04/32)	100,000	89,442
	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Barclays Bank PLC, 4.635%, due 06/15/24[5,7,8] 3 mo.EURIBOR + 0.710%	$30,000	$30,316
Barclays PLC, 5.746%, due 08/09/33[5] (fixed, converts to FRN on 08/09/32)	200,000	198,243
Citigroup, Inc. 3.980%, due 03/20/30[5] (fixed, converts to FRN on 03/20/29)	175,000	164,038
5.500%, due 09/13/25	175,000	174,667
6.300%, due 05/15/24[5,7] (fixed, converts to FRN on 05/15/24)	30,000	29,850
6.675%, due 09/13/43	200,000	220,653
Deutsche Bank AG 2.552%, due 01/07/28[5] (fixed, converts to FRN on 01/07/27)	150,000	136,773
3.700%, due 05/30/24	125,000	124,266
Freedom Mortgage Corp., 12.000%, due 10/01/28[4]	55,000	59,584
Goldman Sachs Group, Inc. 3.750%, due 02/25/26	150,000	146,189
5.150%, due 05/22/45	110,000	104,980
HSBC Holdings PLC, 6.500%, due 09/15/37	200,000	210,619
JPMorgan Chase & Co. 3.875%, due 09/10/24	300,000	297,263
4.032%, due 07/24/48[5] (fixed, converts to FRN on 07/24/47)	300,000	243,876
8.868%, due 05/01/24[5,7] Series R, 3 mo. USD Term SOFR + 3.562%	60,000	60,250
Lloyds Banking Group PLC, 4.582%, due 12/10/25	400,000	391,977
Mitsubishi UFJ Financial Group, Inc., 3.677%, due 02/22/27	350,000	337,228
Morgan Stanley 4.300%, due 01/27/45	200,000	173,329
4.350%, due 09/08/26	590,000	576,700
Royal Bank of Canada, 2.300%, due 11/03/31	100,000	81,870
Societe Generale SA, 4.000%, due 01/12/27[4]	200,000	191,432
Sumitomo Mitsui Financial Group, Inc., 3.544%, due 01/17/28	150,000	142,048
		4,911,351
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700%, due 02/01/36	75,000	71,783
4.900%, due 02/01/46	130,000	120,185
Primo Water Holdings, Inc., 4.375%, due 04/30/29[4]	33,000	29,939
		221,907

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Biotechnology—0.2%
Amgen, Inc., 5.250%, due 03/02/33	$150,000	$149,589
Gilead Sciences, Inc. 2.950%, due 03/01/27	200,000	188,956
4.750%, due 03/01/46	50,000	45,450
		383,995
Building Materials—0.2%
Builders FirstSource, Inc. 4.250%, due 02/01/32[4]	10,000	8,786
5.000%, due 03/01/30[4]	30,000	28,328
6.375%, due 06/15/32[4]	10,000	9,998
Carrier Global Corp., 6.200%, due 03/15/54	100,000	109,149
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, due 12/15/30[4]	30,000	30,105
Knife River Corp., 7.750%, due 05/01/31[4]	30,000	31,069
Masco Corp., 4.500%, due 05/15/47	100,000	83,443
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[4]	51,000	49,462
8.875%, due 11/15/31[4]	30,000	31,794
Summit Materials LLC/Summit Materials Finance Corp., 5.250%, due 01/15/29[4]	15,000	14,520
		396,654
Chemicals—0.3%
CF Industries, Inc., 5.150%, due 03/15/34	100,000	96,768
Chemours Co., 4.625%, due 11/15/29[4]	45,000	37,003
LYB International Finance II BV, 3.500%, due 03/02/27	150,000	142,936
LYB International Finance III LLC, 3.625%, due 04/01/51	100,000	69,556
NOVA Chemicals Corp. 5.250%, due 06/01/27[4]	24,000	22,229
8.500%, due 11/15/28[4]	11,000	11,614
9.000%, due 02/15/30[4]	20,000	20,064
Olympus Water U.S. Holding Corp., 9.625%, due 11/15/28[8]	100,000	115,883
Tronox, Inc., 4.625%, due 03/15/29[4]	40,000	35,405
WR Grace Holdings LLC, 5.625%, due 08/15/29[4]	50,000	43,846
		595,304
Coal—0.1%
Teck Resources Ltd., 3.900%, due 07/15/30	200,000	182,349
Commercial services—0.3%
ADT Security Corp., 4.875%, due 07/15/32[4]	30,000	27,000
	Face amount	Value
Corporate bonds—(continued)
Commercial services—(concluded)
ASGN, Inc., 4.625%, due 05/15/28[4]	$91,000	$84,867
Block, Inc., 3.500%, due 06/01/31	34,000	29,005
Carriage Services, Inc., 4.250%, due 05/15/29[4]	55,000	47,829
Garda World Security Corp., 9.500%, due 11/01/27[4]	73,000	73,277
Neptune Bidco U.S., Inc., 9.290%, due 04/15/29[4]	85,000	79,983
NESCO Holdings II, Inc., 5.500%, due 04/15/29[4]	68,000	63,447
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.750%, due 04/15/26[4]	20,000	19,849
Quanta Services, Inc., 2.350%, due 01/15/32	200,000	160,190
Sabre GLBL, Inc., 11.250%, due 12/15/27[4]	53,000	49,820
Wand NewCo 3, Inc., 7.625%, due 01/30/32[4]	30,000	30,825
Williams Scotsman, Inc., 7.375%, due 10/01/31[4]	30,000	31,120
		697,212
Computers—0.3%
Ahead DB Holdings LLC, 6.625%, due 05/01/28[4]	30,000	26,759
Apple, Inc. 3.450%, due 02/09/45	100,000	79,344
3.850%, due 05/04/43	160,000	136,951
International Business Machines Corp., 5.875%, due 11/29/32	175,000	185,485
KBR, Inc., 4.750%, due 09/30/28[4]	75,000	68,810
NCR Voyix Corp., 5.125%, due 04/15/29[4]	35,000	32,451
Seagate HDD Cayman, 8.250%, due 12/15/29[4]	25,000	26,788
		556,588
Distribution & wholesale—0.0%†
American Builders & Contractors Supply Co., Inc., 4.000%, due 01/15/28[4]	10,000	9,341
Diversified financial services—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, due 10/29/28	200,000	179,713
6.500%, due 07/15/25	29,000	29,272
Avolon Holdings Funding Ltd., 2.750%, due 02/21/28[4]	100,000	88,434
Bread Financial Holdings, Inc., 9.750%, due 03/15/29[4]	80,000	81,820

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Capital One Financial Corp., 3.750%, due 07/28/26	$200,000	$192,104
CME Group, Inc., 3.750%, due 06/15/28	150,000	144,853
Enact Holdings, Inc., 6.500%, due 08/15/25[4]	60,000	60,002
Freedom Mortgage Holdings LLC, 9.250%, due 02/01/29[4]	20,000	20,304
Intercontinental Exchange, Inc., 3.000%, due 06/15/50	100,000	67,066
Macquarie Airfinance Holdings Ltd., 8.125%, due 03/30/29[4]	40,000	41,590
Nationstar Mortgage Holdings, Inc. 5.000%, due 02/01/26[4]	30,000	29,142
5.125%, due 12/15/30[4]	29,000	25,886
6.000%, due 01/15/27[4]	35,000	34,411
7.125%, due 02/01/32[4]	10,000	9,836
Navient Corp. 6.750%, due 06/15/26	255,000	256,034
11.500%, due 03/15/31	25,000	27,346
OneMain Finance Corp. 5.375%, due 11/15/29	30,000	27,838
7.125%, due 03/15/26	65,000	66,056
PennyMac Financial Services, Inc., 7.875%, due 12/15/29[4]	60,000	61,417
PRA Group, Inc. 7.375%, due 09/01/25[4]	35,000	34,936
8.375%, due 02/01/28[4]	5,000	4,888
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, due 10/15/26[4]	150,000	138,000
StoneX Group, Inc., 7.875%, due 03/01/31[4,6]	30,000	30,382
Visa, Inc., 2.000%, due 08/15/50	50,000	29,171
		1,680,501
Electric—1.0%
Berkshire Hathaway Energy Co., 4.450%, due 01/15/49	50,000	42,172
Calpine Corp. 4.625%, due 02/01/29[4]	30,000	27,608
5.125%, due 03/15/28[4]	35,000	33,272
Clearway Energy Operating LLC, 4.750%, due 03/15/28[4]	65,000	60,765
Dominion Energy, Inc., 3.900%, due 10/01/25	150,000	146,489
DTE Electric Co., 3.000%, due 03/01/32	100,000	86,338
Duke Energy Ohio, Inc., 4.300%, due 02/01/49	250,000	203,435
Edison International, 4.950%, due 04/15/25	188,000	186,357
Exelon Corp. 3.400%, due 04/15/26	70,000	67,397
4.450%, due 04/15/46	200,000	167,677
	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Florida Power & Light Co., 5.950%, due 02/01/38	$45,000	$47,887
Georgia Power Co., 3.700%, due 01/30/50	200,000	151,100
Leeward Renewable Energy Operations LLC, 4.250%, due 07/01/29[4]	25,000	21,522
National Rural Utilities Cooperative Finance Corp., 3.900%, due 11/01/28	100,000	96,037
NRG Energy, Inc. 3.625%, due 02/15/31[4]	40,000	33,633
3.750%, due 06/15/24[4]	50,000	49,596
5.250%, due 06/15/29[4]	25,000	23,692
Oncor Electric Delivery Co. LLC, 3.750%, due 04/01/45	40,000	31,775
PG&E Corp., 5.000%, due 07/01/28	50,000	47,689
Pike Corp., 8.625%, due 01/31/31[4]	40,000	42,242
Public Service Electric & Gas Co., 2.450%, due 01/15/30	150,000	130,450
Sempra, 5.500%, due 08/01/33	150,000	149,074
Southern California Edison Co., 3.650%, due 02/01/50	175,000	128,087
Southwestern Electric Power Co., 3.250%, due 11/01/51	200,000	131,308
Talen Energy Supply LLC, 8.625%, due 06/01/30[4]	65,000	68,578
Virginia Electric & Power Co., 4.600%, due 12/01/48	100,000	86,900
Vistra Corp., 7.000%, due 12/15/26[4,5,7] (fixed, converts to FRN on 12/15/26)	39,000	37,733
Vistra Operations Co. LLC, 5.625%, due 02/15/27[4]	30,000	29,233
		2,328,046
Electrical components & equipment—0.1%
Energizer Holdings, Inc. 4.375%, due 03/31/29[4]	54,000	47,843
4.750%, due 06/15/28[4]	30,000	27,430
WESCO Distribution, Inc. 6.375%, due 03/15/29[4,6]	5,000	5,000
6.625%, due 03/15/32[4,6]	20,000	20,007
7.250%, due 06/15/28[4]	15,000	15,329
		115,609
Electronics—0.0%†
Coherent Corp., 5.000%, due 12/15/29[4]	40,000	37,300
Energy-Alternate Sources—0.0%†
TerraForm Power Operating LLC, 4.750%, due 01/15/30[4]	97,000	87,697

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Engineering & construction—0.0%†
Artera Services LLC, 8.500%, due 02/15/31[4]	$60,000	$61,293
Weekley Homes LLC/Weekley Finance Corp., 4.875%, due 09/15/28[4]	15,000	13,922
		75,215
Entertainment—0.3%
Affinity Interactive, 6.875%, due 12/15/27[4]	89,000	82,095
Caesars Entertainment, Inc. 6.500%, due 02/15/32[4]	25,000	25,187
8.125%, due 07/01/27[4]	113,000	116,027
Churchill Downs, Inc., 5.750%, due 04/01/30[4]	20,000	19,217
Cinemark USA, Inc., 5.250%, due 07/15/28[4]	10,000	9,341
Cirsa Finance International SARL, 10.375%, due 11/30/27[8]	112,500	131,013
International Game Technology PLC, 5.250%, due 01/15/29[4]	20,000	19,332
Jacobs Entertainment, Inc., 6.750%, due 02/15/29[4]	73,000	69,603
Light & Wonder International, Inc., 7.500%, due 09/01/31[4]	45,000	46,883
Ontario Gaming GTA LP, 8.000%, due 08/01/30[4]	30,000	30,597
Warnermedia Holdings, Inc., 5.050%, due 03/15/42	100,000	84,092
		633,387
Environmental control—0.0%†
GFL Environmental, Inc., 4.750%, due 06/15/29[4]	10,000	9,363
Food—0.1%
J M Smucker Co., 6.200%, due 11/15/33	100,000	105,696
Kroger Co., 3.875%, due 10/15/46	150,000	114,065
United Natural Foods, Inc., 6.750%, due 10/15/28[4]	35,000	29,146
		248,907
Food service—0.0%†
Aramark Services, Inc., 5.000%, due 02/01/28[4]	10,000	9,583
Gas—0.0%†
AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, due 05/20/25	55,000	53,983
Healthcare-products—0.1%
Abbott Laboratories 3.750%, due 11/30/26	62,000	60,364
4.900%, due 11/30/46	50,000	48,198
	Face amount	Value
Corporate bonds—(continued)
Healthcare-products—(concluded)
Medline Borrower LP, 5.250%, due 10/01/29[4]	$62,000	$57,349
		165,911
Healthcare-services—0.3%
Acadia Healthcare Co., Inc., 5.000%, due 04/15/29[4]	15,000	14,175
CHS/Community Health Systems, Inc. 5.625%, due 03/15/27[4]	28,000	25,618
6.000%, due 01/15/29[4]	25,000	21,500
6.875%, due 04/15/29[4]	13,000	8,295
8.000%, due 03/15/26[4]	120,000	118,807
DaVita, Inc., 4.625%, due 06/01/30[4]	38,000	33,427
HCA, Inc., 5.250%, due 06/15/49	150,000	135,067
LifePoint Health, Inc., 9.875%, due 08/15/30[4]	10,000	10,375
RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc., 9.750%, due 12/01/26[4]	25,000	24,993
Star Parent, Inc., 9.000%, due 10/01/30[4]	30,000	31,661
Tenet Healthcare Corp. 4.625%, due 06/15/28	10,000	9,518
6.125%, due 10/01/28	36,000	35,595
6.125%, due 06/15/30	65,000	64,373
UnitedHealth Group, Inc., 4.625%, due 07/15/35	40,000	38,611
		572,015
Home builders—0.0%†
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[4]	15,000	13,620
6.625%, due 01/15/28[4]	10,000	9,939
Forestar Group, Inc., 3.850%, due 05/15/26[4]	25,000	23,748
Installed Building Products, Inc., 5.750%, due 02/01/28[4]	40,000	39,309
		86,616
Housewares—0.0%†
Newell Brands, Inc. 6.375%, due 04/01/36[5] Steps to 6.875% on 4/1/2024	65,000	57,090
6.500%, due 04/01/46[5] Steps to 7.000% on 4/1/2024	5,000	3,989
		61,079
Insurance—0.3%
Acrisure LLC/Acrisure Finance, Inc., 8.250%, due 02/01/29[4]	40,000	39,521
Allstate Corp., 3.850%, due 08/10/49	50,000	38,871

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—(concluded)
Aon Global Ltd., 4.750%, due 05/15/45	$100,000	$88,207
Berkshire Hathaway Finance Corp., 4.250%, due 01/15/49	100,000	88,087
Hartford Financial Services Group, Inc., 6.100%, due 10/01/41	150,000	156,073
MetLife, Inc., 4.125%, due 08/13/42	130,000	110,173
Prudential Financial, Inc., 6.625%, due 06/21/40	60,000	65,916
Teachers Insurance & Annuity Association of America, 4.270%, due 05/15/47[4]	50,000	41,115
		627,963
Internet—0.0%†
Amazon.com, Inc., 2.500%, due 06/03/50	150,000	94,232
Investment companies—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250%, due 05/15/27	35,000	32,146
6.250%, due 05/15/26	85,000	82,827
9.750%, due 01/15/29[4]	30,000	31,350
		146,323
Iron & steel—0.0%†
Big River Steel LLC/BRS Finance Corp., 6.625%, due 01/31/29[4]	44,000	44,262
Commercial Metals Co., 4.125%, due 01/15/30	20,000	18,296
Mineral Resources Ltd., 8.500%, due 05/01/30[4]	25,000	25,675
		88,233
Leisure time—0.3%
Amer Sports Co., 6.750%, due 02/16/31[4]	10,000	9,952
Carnival Corp. 5.750%, due 03/01/27[4]	70,000	69,123
6.000%, due 05/01/29[4]	30,000	29,316
Carnival Holdings Bermuda Ltd., 10.375%, due 05/01/28[4]	84,000	91,641
Harley-Davidson, Inc., 3.500%, due 07/28/25	150,000	145,725
NCL Corp. Ltd. 5.875%, due 03/15/26[4]	50,000	48,838
8.375%, due 02/01/28[4]	35,000	36,742
Royal Caribbean Cruises Ltd. 5.500%, due 04/01/28[4]	10,000	9,841
6.250%, due 03/15/32[4,6]	30,000	30,080
7.500%, due 10/15/27	25,000	26,204
11.625%, due 08/15/27[4]	80,000	86,532
		583,994
	Face amount	Value
Corporate bonds—(continued)
Lodging—0.0%†
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 4.875%, due 07/01/31[4]	$10,000	$8,821
5.000%, due 06/01/29[4]	25,000	23,162
6.625%, due 01/15/32[4]	40,000	40,000
Travel & Leisure Co., 6.625%, due 07/31/26[4]	15,000	15,159
		87,142
Machinery-diversified—0.1%
Deere & Co., 3.900%, due 06/09/42	100,000	85,497
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.000%, due 02/15/29[4]	55,000	56,201
		141,698
Media—0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[4]	45,000	36,195
4.250%, due 01/15/34[4]	40,000	29,906
4.750%, due 03/01/30[4]	122,000	103,784
5.375%, due 06/01/29[4]	60,000	54,262
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.200%, due 03/15/28	150,000	140,605
Comcast Corp. 2.887%, due 11/01/51	289,000	182,980
4.150%, due 10/15/28	50,000	48,505
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, due 08/15/27[4]	15,000	14,158
DISH DBS Corp., 5.875%, due 11/15/24	30,000	28,350
DISH Network Corp., 11.750%, due 11/15/27[4]	50,000	52,129
Fox Corp., 3.050%, due 04/07/25	25,000	24,342
Gray Television, Inc. 5.375%, due 11/15/31[4]	55,000	35,580
5.875%, due 07/15/26[4]	40,000	37,959
Nexstar Media, Inc., 4.750%, due 11/01/28[4]	30,000	26,638
Sirius XM Radio, Inc. 3.875%, due 09/01/31[4]	25,000	20,664
4.000%, due 07/15/28[4]	40,000	36,037
4.125%, due 07/01/30[4]	5,000	4,302
5.500%, due 07/01/29[4]	35,000	33,098
Time Warner Cable LLC, 6.550%, due 05/01/37	25,000	23,548
Univision Communications, Inc. 4.500%, due 05/01/29[4]	40,000	35,077
7.375%, due 06/30/30[4]	25,000	24,147
8.000%, due 08/15/28[4]	5,000	5,027

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media—(concluded)
Walt Disney Co., 4.950%, due 10/15/45	$120,000	$112,053
		1,109,346
Mining—0.1%
Arsenal AIC Parent LLC, 8.000%, due 10/01/30[4]	35,000	36,663
FMG Resources August 2006 Pty. Ltd. 5.875%, due 04/15/30[4]	15,000	14,680
6.125%, due 04/15/32[4]	15,000	14,828
Hudbay Minerals, Inc., 6.125%, due 04/01/29[4]	40,000	39,249
Novelis Corp., 4.750%, due 01/30/30[4]	30,000	27,396
		132,816
Miscellaneous manufacturers—0.2%
Amsted Industries, Inc. 4.625%, due 05/15/30[4]	35,000	31,867
5.625%, due 07/01/27[4]	20,000	19,606
GE Capital Funding LLC, 3.450%, due 05/15/25	200,000	195,334
GE Capital International Funding Co. Unlimited Co., 4.418%, due 11/15/35	200,000	187,423
Hillenbrand, Inc., 6.250%, due 02/15/29	30,000	30,004
		464,234
Office & business equipment—0.0%†
Xerox Holdings Corp., 5.000%, due 08/15/25[4]	55,000	54,094
Oil & gas—0.7%
Aker BP ASA, 3.750%, due 01/15/30[4]	150,000	135,941
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, due 06/30/29[4]	41,000	38,118
7.000%, due 11/01/26[4]	29,000	28,980
8.250%, due 12/31/28[4]	10,000	10,154
BP Capital Markets America, Inc., 3.017%, due 01/16/27	75,000	71,257
Civitas Resources, Inc. 8.375%, due 07/01/28[4]	25,000	26,161
8.750%, due 07/01/31[4]	55,000	58,491
CNX Resources Corp., 7.250%, due 03/01/32[4]	30,000	29,896
Comstock Resources, Inc. 5.875%, due 01/15/30[4]	12,000	10,493
6.750%, due 03/01/29[4]	25,000	23,061
ConocoPhillips Co., 3.758%, due 03/15/42	150,000	122,010
Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, due 10/01/30[4]	38,000	38,913
	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Ecopetrol SA, 5.375%, due 06/26/26	$325,000	$319,832
EQT Corp., 3.125%, due 05/15/26[4]	150,000	141,855
Equinor ASA, 4.800%, due 11/08/43	50,000	46,969
Exxon Mobil Corp., 4.114%, due 03/01/46	50,000	42,370
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[4]	19,000	18,375
6.000%, due 04/15/30[4]	10,000	9,708
Marathon Petroleum Corp., 4.750%, due 09/15/44	110,000	96,037
Nabors Industries Ltd., 7.250%, due 01/15/26[4]	50,000	49,250
Nabors Industries, Inc., 9.125%, due 01/31/30[4]	25,000	25,625
Shell International Finance BV, 4.375%, due 05/11/45	100,000	87,355
Southwestern Energy Co., 5.375%, due 03/15/30	30,000	28,673
Talos Production, Inc. 9.000%, due 02/01/29[4]	35,000	35,772
9.375%, due 02/01/31[4]	20,000	20,658
Transocean Aquila Ltd., 8.000%, due 09/30/28[4]	20,000	20,375
Transocean Titan Financing Ltd., 8.375%, due 02/01/28[4]	50,000	51,313
Transocean, Inc. 8.750%, due 02/15/30[4]	4,500	4,621
11.500%, due 01/30/27[4]	15,000	15,600
		1,607,863
Oil & gas services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, due 04/01/28[4]	11,000	10,726
6.875%, due 04/01/27[4]	29,000	28,854
Bristow Group, Inc., 6.875%, due 03/01/28[4]	55,000	53,845
CSI Compressco LP/CSI Compressco Finance, Inc., 7.500%, due 04/01/25[4]	40,000	40,040
Kodiak Gas Services LLC, 7.250%, due 02/15/29[4]	30,000	30,542
Oceaneering International, Inc., 6.000%, due 02/01/28	43,000	42,284
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, due 09/01/27	64,000	63,671
Weatherford International Ltd., 8.625%, due 04/30/30[4]	27,000	27,992
		297,954

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Packaging & containers—0.0%†
Cascades, Inc./Cascades USA, Inc., 5.375%, due 01/15/28[4]	$15,000	$14,500
Clearwater Paper Corp., 4.750%, due 08/15/28[4]	35,000	32,375
Mauser Packaging Solutions Holding Co., 7.875%, due 08/15/26[4]	50,000	50,666
Owens-Brockway Glass Container, Inc., 7.250%, due 05/15/31[4]	5,000	5,067
		102,608
Pharmaceuticals—0.4%
AbbVie, Inc. 3.200%, due 05/14/26	30,000	28,881
3.800%, due 03/15/25	90,000	88,617
4.450%, due 05/14/46	200,000	176,874
Nidda Healthcare Holding GmbH, 7.500%, due 08/21/26[8]	100,000	111,601
Pfizer, Inc., 7.200%, due 03/15/39	270,000	320,861
Teva Pharmaceutical Finance Netherlands II BV, 3.750%, due 05/09/27	100,000	103,853
		830,687
Pipelines—0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[4]	25,000	23,778
6.625%, due 02/01/32[4]	20,000	19,918
Buckeye Partners LP 4.500%, due 03/01/28[4]	40,000	37,188
5.600%, due 10/15/44	12,000	9,330
5.850%, due 11/15/43	15,000	12,358
CNX Midstream Partners LP, 4.750%, due 04/15/30[4]	71,000	62,115
Enbridge Energy Partners LP, 7.375%, due 10/15/45	100,000	115,123
Energy Transfer LP 5.400%, due 10/01/47	50,000	45,350
7.375%, due 02/01/31[4]	30,000	31,391
EnLink Midstream LLC, 6.500%, due 09/01/30[4]	40,000	41,003
EQM Midstream Partners LP 4.750%, due 01/15/31[4]	13,000	12,089
7.500%, due 06/01/27[4]	30,000	30,693
Genesis Energy LP/Genesis Energy Finance Corp. 8.000%, due 01/15/27	22,000	22,152
8.875%, due 04/15/30	19,000	19,699
Howard Midstream Energy Partners LLC, 8.875%, due 07/15/28[4]	55,000	57,956
Kinder Morgan, Inc. 4.300%, due 03/01/28	150,000	145,496
5.550%, due 06/01/45	70,000	65,720
MPLX LP, 4.875%, due 06/01/25	120,000	118,926
Sabine Pass Liquefaction LLC, 5.000%, due 03/15/27	80,000	79,404
	Face amount	Value
Corporate bonds—(continued)
Pipelines—(concluded)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, due 02/15/29[4]	$30,000	$29,933
Venture Global Calcasieu Pass LLC, 3.875%, due 08/15/29[4]	53,000	47,568
Venture Global LNG, Inc. 8.125%, due 06/01/28[4]	35,000	35,557
8.375%, due 06/01/31[4]	40,000	40,458
9.500%, due 02/01/29[4]	55,000	58,642
9.875%, due 02/01/32[4]	55,000	57,909
Western Midstream Operating LP, 4.650%, due 07/01/26	100,000	97,833
Williams Cos., Inc., 4.300%, due 03/04/24	80,000	80,000
		1,397,589
Real estate investment trusts—0.4%
AvalonBay Communities, Inc., 3.450%, due 06/01/25	70,000	68,451
Boston Properties LP, 2.750%, due 10/01/26	40,000	37,024
Brandywine Operating Partnership LP, 4.550%, due 10/01/29	7,000	5,840
Healthpeak OP LLC, 5.250%, due 12/15/32	150,000	146,719
Hudson Pacific Properties LP, 5.950%, due 02/15/28	12,000	10,769
Iron Mountain, Inc. 4.875%, due 09/15/27[4]	45,000	43,159
5.000%, due 07/15/28[4]	35,000	33,136
5.250%, due 07/15/30[4]	45,000	42,110
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, due 02/01/27[4]	30,000	27,605
4.750%, due 06/15/29[4]	30,000	26,923
Public Storage Operating Co., 2.250%, due 11/09/31	200,000	164,891
Service Properties Trust 5.250%, due 02/15/26	50,000	48,559
7.500%, due 09/15/25	41,000	41,538
8.625%, due 11/15/31[4]	30,000	31,683
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.500%, due 02/15/28[4]	43,000	44,509
VICI Properties LP/VICI Note Co., Inc., 4.625%, due 12/01/29[4]	25,000	23,278
		796,194
Retail—0.6%
Academy Ltd., 6.000%, due 11/15/27[4]	35,000	34,647
Asbury Automotive Group, Inc., 4.625%, due 11/15/29[4]	20,000	18,219
Bath & Body Works, Inc. 6.625%, due 10/01/30[4]	55,000	55,302
6.875%, due 11/01/35	45,000	45,023

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Retail—(concluded)
Beacon Roofing Supply, Inc. 4.125%, due 05/15/29[4]	$28,000	$25,182
6.500%, due 08/01/30[4]	30,000	30,162
Home Depot, Inc. 2.125%, due 09/15/26	150,000	140,236
3.350%, due 09/15/25	40,000	39,057
3.350%, due 04/15/50	100,000	72,385
LCM Investments Holdings II LLC, 8.250%, due 08/01/31[4]	25,000	25,515
Lithia Motors, Inc., 4.375%, due 01/15/31[4]	35,000	31,055
Lowe's Cos., Inc., 2.800%, due 09/15/41	150,000	104,769
Macy's Retail Holdings LLC 4.500%, due 12/15/34	15,000	12,356
5.875%, due 04/01/29[4]	9,000	8,668
6.125%, due 03/15/32[4]	15,000	13,961
McDonald's Corp. 3.800%, due 04/01/28	250,000	240,307
4.875%, due 12/09/45	20,000	18,447
Nordstrom, Inc. 4.250%, due 08/01/31	5,000	4,208
4.375%, due 04/01/30	10,000	8,835
6.950%, due 03/15/28	11,000	11,110
Patrick Industries, Inc. 4.750%, due 05/01/29[4]	30,000	27,454
7.500%, due 10/15/27[4]	40,000	40,150
QVC, Inc., 4.850%, due 04/01/24	30,000	29,933
Raising Cane's Restaurants LLC, 9.375%, due 05/01/29[4]	45,000	47,935
Sally Holdings LLC/Sally Capital, Inc., 6.750%, due 03/01/32	40,000	39,885
Target Corp., 1.950%, due 01/15/27	150,000	138,707
White Cap Buyer LLC, 6.875%, due 10/15/28[4]	32,000	31,202
		1,294,710
Semiconductors—0.2%
Broadcom, Inc., 3.137%, due 11/15/35[4]	140,000	111,130
NVIDIA Corp., 2.850%, due 04/01/30	100,000	90,057
NXP BV/NXP Funding LLC, 5.550%, due 12/01/28	100,000	100,886
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.875%, due 06/18/26	95,000	91,891
QUALCOMM, Inc., 4.800%, due 05/20/45	100,000	94,234
		488,198
Software—0.3%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.000%, due 06/15/29[4]	30,000	30,748
	Face amount	Value
Corporate bonds—(continued)
Software—(concluded)
Cloud Software Group, Inc. 6.500%, due 03/31/29[4]	$100,000	$93,126
9.000%, due 09/30/29[4]	80,000	74,665
Fiserv, Inc., 3.200%, due 07/01/26	90,000	85,995
Microsoft Corp. 2.525%, due 06/01/50	120,000	77,267
3.500%, due 02/12/35	150,000	136,273
Open Text Corp., 3.875%, due 12/01/29[4]	30,000	26,516
Oracle Corp., 5.375%, due 07/15/40	216,000	206,762
		731,352
Telecommunications—0.7%
Altice France SA 5.875%, due 02/01/27[8]	100,000	97,148
11.500%, due 02/01/27[8]	100,000	109,701
AT&T, Inc. 3.800%, due 12/01/57	117,000	82,343
6.000%, due 08/15/40	180,000	184,819
Cisco Systems, Inc., 5.300%, due 02/26/54	50,000	50,608
Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	75,000	88,496
Frontier Communications Holdings LLC 5.875%, due 10/15/27[4]	70,000	67,655
6.750%, due 05/01/29[4]	45,000	40,401
Iliad Holding SASU, 5.125%, due 10/15/26[8]	100,000	106,999
Level 3 Financing, Inc., 10.500%, due 05/15/30[4]	10,000	10,250
Lumen Technologies, Inc., 4.000%, due 02/15/27[4]	15,000	9,075
Sprint LLC, 7.625%, due 03/01/26	150,000	154,986
Telecom Italia Capital SA, 7.721%, due 06/04/38	20,000	20,484
Verizon Communications, Inc. 2.355%, due 03/15/32	209,000	169,455
4.016%, due 12/03/29	282,000	267,215
		1,459,635
Transportation—0.1%
Burlington Northern Santa Fe LLC, 5.150%, due 09/01/43	160,000	156,455
Norfolk Southern Corp., 3.400%, due 11/01/49	100,000	71,909
United Parcel Service, Inc., 3.750%, due 11/15/47	50,000	39,648
		268,012

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
Corporate bonds—(concluded)
Trucking & leasing—0.1%
Fortress Transportation & Infrastructure Investors LLC 5.500%, due 05/01/28[4]	$40,000	$38,298
6.500%, due 10/01/25[4]	55,000	55,027
7.875%, due 12/01/30[4]	15,000	15,728
		109,053
Total corporate bonds (cost—$30,655,987)		28,343,776
Mortgage-backed securities—1.6%
Bank, Series 2020-BN30, Class A4, 1.925%, due 12/15/53	350,000	278,961
BMO Mortgage Trust, Series 2023-C4, Class A5, 5.117%, due 02/15/56[5]	500,000	498,271
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, due 03/10/33[4]	450,000	426,000
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4, 4.228%, due 06/10/51[5]	350,000	334,461
Extended Stay America Trust, Series 2021-ESH, Class D, 7.683%, due 07/15/38[4,5]	839,360	838,041
Flagstar Mortgage Trust, Series 2018-5, Class A2, 4.000%, due 09/25/48[4,5]	181,438	167,647
Hilton USA Trust, Series 2016-SFP, Class B, 3.323%, due 11/05/35[4]	425,000	306,000
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, due 08/10/38[4]	400,000	372,804
Residential Mortgage Loan Trust, Series 2020-2, Class A1, 1.654%, due 05/25/60[4,5]	10,801	10,647
Series 2020-1, Class A1, 2.376%, due 01/26/60[4,5]	14,326	13,618
Series 2019-3, Class A1, 2.633%, due 09/25/59[4,5]	14,390	14,042
Verus Securitization Trust, Series 2021-R1, Class A1, 0.820%, due 10/25/63[4,5]	87,742	79,013
Series 2021-R3, Class A1, 1.020%, due 04/25/64[4,5]	181,363	160,167
Series 2020-5, Class A1, 1.218%, due 05/25/65[4,5]	56,255	52,641
Series 2019-4, Class A1, 3.642%, due 11/25/59[4,5]	21,047	20,365
Total mortgage-backed securities (cost—$3,899,154)		3,572,678
	Face amount	Value
Non-U.S. government agency obligations—0.2%
Mexico Government International Bonds 3.250%, due 04/16/30	$200,000	$177,302
4.750%, due 04/27/32	200,000	188,100
Panama Government International Bonds, 6.700%, due 01/26/36	140,000	132,013
Total non-U.S. government agency obligations (cost—$606,357)		497,415
U.S. government agency obligations—8.6%
Federal Home Loan Mortgage Corp. 3.000%, due 11/01/46	73,872	64,918
3.000%, due 07/01/47	93,758	82,279
3.000%, due 08/01/47	92,556	81,224
4.000%, due 05/01/47	76,242	71,478
5.000%, due 03/01/38	8,277	8,286
5.500%, due 05/01/37	34,199	34,957
5.500%, due 08/01/40	7,187	7,368
6.500%, due 08/01/28	15,249	15,470
Federal National Mortgage Association 2.000%, due 01/01/51	451,646	357,181
2.000%, due 03/01/51	447,344	353,399
2.500%, due 08/01/35	198,756	181,255
2.500%, due 02/01/52	1,079,284	903,640
3.000%, due 11/01/48	156,293	137,168
3.000%, due 02/01/50	161,508	140,013
3.500%, due 12/01/47	62,674	56,804
3.500%, due 02/01/48	444,973	403,370
4.000%, due 12/01/39	25,211	23,968
4.000%, due 02/01/41	13,183	12,533
4.000%, due 08/01/45	86,873	81,104
4.500%, due 09/01/37	80,374	78,976
4.500%, due 07/01/47	38,542	37,149
5.000%, due 10/01/39	3,940	3,934
5.000%, due 05/01/40	3,025	3,020
5.500%, due 08/01/39	5,812	5,950
7.000%, due 08/01/32	60,045	63,124
7.500%, due 02/01/33	190	190
Government National Mortgage Association 2.000%, due 03/20/51	1,218,881	993,175
2.500%, due 03/20/51	1,275,844	1,081,430
3.000%, due 01/20/47	36,198	32,203
3.000%, due 07/20/47	99,035	88,019
3.000%, due 08/20/47	75,027	66,682
3.500%, due 04/20/47	91,588	83,792
4.000%, due 07/15/42	21,961	20,947
6.000%, due 11/20/28	145	146
6.000%, due 02/20/29	321	323
6.000%, due 02/20/34	179,271	185,055
Government National Mortgage Association, TBA, 3.000%	250,000	219,141
Uniform Mortgage-Backed Security, TBA 2.000%	4,825,000	3,791,027
2.500%	2,900,000	2,381,950
3.000%	1,950,000	1,667,862

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—(concluded)
3.500%	$850,000	$756,175
4.000%	1,900,000	1,747,498
4.500%	1,300,000	1,230,126
5.000%	1,625,000	1,576,253
Total U.S. government agency obligations (cost—$19,915,874)		19,130,562
U.S. treasury obligations—0.6%
U.S. Treasury Inflation-Indexed Notes, 1.375%, due 07/15/33	520,171	497,936
U.S. Treasury Notes 4.000%, due 02/15/34	55,000	53,926
4.375%, due 11/30/28	385,000	386,624
4.500%, due 11/15/33	175,000	178,308
4.875%, due 11/30/25	100,000	100,242
Total U.S. treasury obligations (cost—$1,237,096)		1,217,036
Short term investments—11.8%
Investment companies—3.9%
State Street Institutional U.S. Government Money Market Fund, 5.277%[9] (cost—$8,706,249)	8,706,249	8,706,249
	Face amount	Value
Short term investments—(concluded)
Short-term U.S. treasury obligations—7.9%
U.S. Treasury Bills, 5.299%, due 05/16/24[9]	$3,800,000	$3,758,796
5.347%, due 04/18/24[9]	5,000,000	4,965,316
5.364%, due 03/21/24[9]	4,500,000	4,486,900
5.365%, due 03/21/24[9]	2,000,000	1,994,150
5.377%, due 05/16/24[9]	2,500,000	2,472,386
Total short-term U.S. treasury obligations (cost—$17,677,548)		17,677,548
Total short term investments (cost—$26,383,797)		26,383,797
Total investments (cost—$211,890,202)—105.6%		235,715,924
Liabilities in excess of other assets—(5.6)%		(12,407,650)
Net assets—100.0%		$223,308,274

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
66	USD	E-mini Russell 2000 Index Futures	March 2024	$6,283,365	$6,789,090	$505,725
U.S. Treasury futures buy contracts:
209	USD	U.S. Treasury Note 10 Year Futures	June 2024	$23,017,096	$23,081,437	$64,341
14	USD	U.S. Treasury Note 5 Year Futures	June 2024	1,494,522	1,496,688	2,166
Total				$30,794,983	$31,367,215	$572,232
Index futures sell contracts:
15	USD	S&P 500 E-Mini Index Futures	March 2024	$(3,737,881)	$(3,827,812)	$(89,931)
U.S. Treasury futures sell contracts:
4	USD	U.S. Long Bond Futures	June 2024	$(471,963)	$(477,000)	$(5,037)
16	USD	U.S. Treasury Note 2 Year Futures	June 2024	(3,274,976)	(3,276,000)	(1,024)
Total				$(7,484,820)	$(7,580,812)	$(95,992)
Net unrealized appreciation (depreciation)						$476,240

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection10

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S41	USD	1,163	12/20/28	Quarterly	5.000%	$(155)	$85,379	$85,534

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CIBC	EUR	885,000	USD	954,734	03/14/24	$(2,152)
Net unrealized appreciation (depreciation)						$(2,152)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$139,489,189	$77	$—	$139,489,266
Preferred stocks	—	—	0	0
Exchange traded funds	4,043,407	—	—	4,043,407
Asset-backed securities	—	13,037,987	—	13,037,987
Corporate bonds	—	28,343,776	—	28,343,776
Mortgage-backed securities	—	3,572,678	—	3,572,678
Non-U.S. government agency obligations	—	497,415	—	497,415
U.S. government agency obligations	—	19,130,562	—	19,130,562
U.S. Treasury obligations	—	1,217,036	—	1,217,036
Short term investments	—	8,706,249	—	8,706,249
Short-term U.S. Treasury obligations	—	17,677,548	—	17,677,548
Futures contracts	572,232	—	—	572,232
Swap agreements	—	85,379	—	85,379
Total	$144,104,828	$92,268,707	$0	$236,373,535
Liabilities
Futures contracts	$(95,992)	$—	$—	$(95,992)
Forward foreign currency contracts	—	(2,152)	—	(2,152)
Total	$(95,992)	$(2,152)	$—	$(98,144)

At February 29, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

UBS U.S. Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

2  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

3  Security, or portion thereof, was on loan at the period end.

4  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,818,237, represented 8.0% of the Fund's net assets at period end.

5  Floating or variable rate securities. The rates disclosed are as of February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

6  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

7  Perpetual investment. Date shown reflects the next call date.

8  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

9  Rate shown reflects yield at February 29, 2024.

10  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms:

CIBC  Canadian Imperial Bank of Commerce

CSI  Credit Suisse International

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FRN  Floating Rate Note

HSBC  HSBC Bank PLC

MSCI  Morgan Stanley Capital International

SOFR  Secured Overnight Financing Rate

TBA  To-Be-Announced Security

Currency type abbreviations:

USD  United States Dollar

EUR  Euro

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Statement of assets and liabilities
February 29, 2024 (unaudited)

Assets:
Investments, at value (cost—$211,890,202)[1]	$235,715,924
Foreign currency (cost—$145,332)	146,825
Cash collateral on futures	799,905
Cash collateral on swap agreements	92,500
Receivable for investments sold	285,012
Receivable for fund shares sold	1,004
Receivable for interest and dividends	676,436
Receivable for foreign tax reclaims	2,631
Receivable for variation margin on futures contracts	476,803
Receivable for variation margin on centrally cleared swap agreements	43,473
Other assets	29,685
Total assets	238,270,198
Liabilities:
Due to broker	213,801
Payable for investments purchased	14,127,263
Payable for fund shares redeemed	313,463
Payable to affiliate	124,904
Payable to custodian	22,225
Payable for foreign withholding taxes and foreign capital gains taxes	1,632
Unrealized depreciation on forward foreign currency contracts	2,152
Accrued expenses and other liabilities	156,484
Total liabilities	14,961,924
Net assets	$223,308,274
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$193,655,533
Distributable earnings (accumulated losses)	29,652,741
Net assets	$223,308,274
Class A
Net assets	$189,708,782
Shares outstanding	3,932,753
Net asset value per share	$48.24
Maximum offering price per share (net asset value plus maximum sales charge of 5.50%)	$51.05
Class P
Net assets	$33,599,492
Shares outstanding	676,800
Net asset value, offering price and redemption value per share	$49.64

1  Includes $12,068, of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Statement of operations
For the six months ended February 29, 2024 (unaudited)

Investment income:
Dividends	$959,212
Interest	1,821,636
Securities lending	1,860
Foreign tax withheld	(1,715)
Total income	2,780,993
Expenses:
Investment advisory and administration fees	531,449
Service fees—Class A	225,957
Transfer agency and related services fees—Class A	48,763
Transfer agency and related services fees—Class P	5,404
Custody and fund accounting fees	41,423
Trustees fees	11,145
Professional services fees	83,595
Printing and shareholder report fees	35,936
Federal and state registration fees	20,878
Insurance expense	737
Other expenses	27,910
Total expenses	1,033,197
Net investment income (loss)	1,747,796
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	7,675,618
Options and swaptions written	234
Futures contracts	(1,269,479)
Swap agreements	64,645
Forward foreign currency contracts	24,664
Foreign currency transactions	(3,654)
Net realized gain (loss)	6,492,028
Change in net unrealized appreciation (depreciation) on:
Investments	9,927,345
Options and swaptions written	(46)
Futures contracts	287,628
Swap agreements	84,137
Forward foreign currency contracts	(10,806)
Translation of other assets and liabilities denominated in foreign currency	1,548
Net change in unrealized appreciation (depreciation)	10,289,806
Net realized and unrealized gain (loss) from investment activities	16,781,834
Net increase (decrease) in net assets resulting from operations	$18,529,630

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Statement of changes in net assets

	For the six months ended February 29, 2024 (unaudited)	For the year ended August 31, 2023
From operations:
Net investment income (loss)	$1,747,796	$3,311,887
Net realized gain (loss)	6,492,028	(1,223,649)
Net change in unrealized appreciation (depreciation)	10,289,806	15,696,856
Net increase (decrease) in net assets resulting from operations	18,529,630	17,785,094
Total distributions—Class A	(2,603,195)	(16,408,010)
Total distributions—Class P	(532,924)	(2,827,745)
Total distributions	(3,136,119)	(19,235,755)
From beneficial interest transactions:
Proceeds from shares sold	773,641	3,554,137
Cost of shares redeemed	(14,941,400)	(27,932,398)
Shares issued on reinvestment of dividends and distributions	2,801,969	17,206,072
Net increase (decrease) in net assets from beneficial interest transactions	(11,365,790)	(7,172,189)
Net increase (decrease) in net assets	4,027,721	(8,622,850)
Net assets:
Beginning of period	219,280,553	227,903,403
End of period	$223,308,274	$219,280,553

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended February 29, 2024	Years ended August 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$44.91	$45.40	$60.43	$52.91	$46.27	$51.30
Net investment income (loss)[1]	0.36	0.64	0.42	0.30	0.48	0.61
Net realized and unrealized gain (loss)	3.62	2.85	(6.37)	11.04	7.13	(0.89)
Net increase (decrease) from operations	3.98	3.49	(5.95)	11.34	7.61	(0.28)
Dividends from net investment income	(0.65)	(0.38)	(0.05)	(0.64)	(0.34)	(0.51)
Distributions from net realized gains	—	(3.60)	(9.03)	(3.18)	(0.63)	(4.24)
Total dividends and distributions	(0.65)	(3.98)	(9.08)	(3.82)	(0.97)	(4.75)
Net asset value, end of period	$48.24	$44.91	$45.40	$60.43	$52.91	$46.27
Total investment return[2]	8.93%	8.72%	(11.69)%	22.37%	16.65%	0.84%
Ratios to average net assets:
Expenses	1.01%[3]	1.00%	0.97%	0.94%	0.99%	0.98%
Net investment income (loss)	1.60%[3]	1.49%	0.81%	0.54%	1.00%	1.33%
Supplemental data:
Net assets, end of period (000's)	$189,709	$186,809	$195,884	$243,513	$216,656	$203,857
Portfolio turnover	29%	65%	96%	69%	129%	86%

Class P

	Six months ended February 29, 2024	Years ended August 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$46.26	$46.66	$61.87	$54.07	$47.25	$52.27
Net investment income (loss)[1]	0.43	0.78	0.57	0.46	0.62	0.75
Net realized and unrealized gain (loss)	3.72	2.94	(6.55)	11.30	7.30	(0.92)
Net increase (decrease) from operations	4.15	3.72	(5.98)	11.76	7.92	(0.17)
Dividends from net investment income	(0.77)	(0.52)	(0.20)	(0.78)	(0.47)	(0.61)
Distributions from net realized gains	—	(3.60)	(9.03)	(3.18)	(0.63)	(4.24)
Total dividends and distributions	(0.77)	(4.12)	(9.23)	(3.96)	(1.10)	(4.85)
Net asset value, end of period	$49.64	$46.26	$46.66	$61.87	$54.07	$47.25
Total investment return[2]	9.07%	9.02%	(11.44)%	22.69%	16.98%	1.08%
Ratios to average net assets:
Expenses	0.74%[3]	0.74%	0.70%	0.67%	0.72%	0.71%
Net investment income (loss)	1.88%[3]	1.76%	1.08%	0.81%	1.28%	1.60%
Supplemental data:
Net assets, end of period (000's)	$33,599	$32,472	$32,019	$36,117	$30,132	$27,495
Portfolio turnover	29%	65%	96%	69%	129%	86%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3  Annualized.

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS U.S. Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, diversified management investment company. The Trust was organized on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Advisor") serves as the investment advisor and administrator for the Fund. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A and Class P shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's current shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, will not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder report.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests.

The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees (the "Board"). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern Time, will not be reflected in the Fund's net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern Time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Fund's portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund's Portfolio of investments.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Investments

Asset-backed securities—The Fund may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Real estate investment trusts—The Fund may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Fund estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Fund updates its accounting and/or tax books and records.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds' managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund's portfolio footnotes.

Securities traded on to-be-announced basis—The Fund may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Treasury Inflation Protected Securities—The Fund may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Derivative instruments

Purchased options—The Fund may purchase put and call options, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Fund pays a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—The Fund may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which the Fund has written, is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which the Fund has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Fund will be obligated to enter into a swap agreement.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Futures contracts—The Fund may purchase or sell futures contracts as part of its investment strategy, to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by the Fund, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various market risks, including interest rate and equity risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as portfolio holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of assets and liabilities.

Swap agreements—The Fund may engage in swap agreements, including, but not limited to, credit default and total return swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

However, if a default or a credit event does occur, the Fund typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which the Fund is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by the Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk,

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Fund will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Fund's risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Fund's exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Swap agreements, if any, are shown as portfolio holdings within the Portfolio of investments.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Although certain of a Fund's investments in derivatives may be intended to hedge risk from a portfolio implementation/economic perspective, derivatives are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP as reflected in the Fund's financial reports.

The volume of derivatives as disclosed in the Fund's portfolio of investments is representative of the volume of derivatives outstanding during the period ended February 29, 2024.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Fund may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of February 29, 2024 is reflected in the Statement of assets and liabilities.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

At February 29, 2024, the Fund had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Futures contracts	$66,507	$—	$—	$505,725	$572,232
Swap agreements	—	—	85,379	—	85,379
Total	$66,507	$—	$85,379	$505,725	$657,611

1  In the Statement of assets and liabilities, options and swaptions purchased are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Futures Contracts	$(6,061)	$—	$—	$(89,931)	$(95,992)
Forward foreign currency contracts	—	(2,152)	—	—	(2,152)
Total	$(6,061)	$(2,152)	$—	$(89,931)	$(98,144)

1  In the Statement of assets and liabilities, options and swaptions written are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

During the period ended February 29, 2024, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Options and swaptions purchased	$(1,078)	$—	$—	$—	$(1,078)
Options and swaptions written	234	—	—	—	234
Futures contracts	(776,012)	—	—	(493,467)	(1,269,479)
Swap agreements	(29,308)	—	—	93,953	64,645
Forward foreign currency contracts	—	24,664	—	—	24,664
Total net realized gains (loss)	$(806,164)	$24,664	$—	$(399,514)	$(1,181,014)

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

During the period ended February 29, 2024, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Options and swaptions purchased	$(1,594)	$—	$—	$—	$(1,594)
Options and swaptions written	(46)	—	—	—	(46)
Futures contracts	(106,573)	—	—	394,201	287,628
Swap agreements	—	—	85,534	(1,397)	84,137
Forward foreign currency contracts	—	(10,806)	—	—	(10,806)
Total net change in unrealized appreciation (depreciation)	$(108,213)	$(10,806)	$85,534	$392,804	$359,319

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives—The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At February 29, 2024, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

UBS U.S. Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$657,611	$(98,144)
Derivatives not subject to a MNA or similar agreements	(657,611)	95,992
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(2,152)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
CIBC	$(2,152)	$—	$—	$(2,152)

1  Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps, at value as reported in the futures contracts and centrally cleared swaps tables in the Portfolio of investments, but only the unpaid variation margin is reported within the Statement of assets and liabilities within variation margin on futures contracts and centrally cleared swap agreements, respectively.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the "Advisory Contract"), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory and administration fee, which is to be accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter.

UBS AM has agreed to permanently reduce its advisory and administration fee based on the Fund's average daily net assets so that it is assessed as follows: $0 to $250 million—0.50%; in excess of $250 million up to $500 million—0.45%; in excess of $500 million up to $2 billion—0.40%; and over $2 billion—0.35%. Accordingly, for the period ended February 29, 2024, UBS AM did not waive any investment advisory and administration fees. At February 29, 2024, the Fund owed UBS AM $87,772 for investment advisory and administration fees.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund's expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) investments in other investment companies, interest, taxes, brokerage commissions, trustee elections as well as other matters related to shareholder meetings (unless otherwise separately agreed by UBS AM), and extraordinary expenses, if any) of Class A and Class P shares at a level not to exceed 1.15% and 0.90%,respectively through December 31, 2024. The Fund will repay UBS AM for any previously waived fees/reimbursed expenses during the three-year period following August 31, 2021, to the extent that operating expenses (with certain exclusions such as dividend expense, borrowing costs, and interest expense relating to short sales, and interest, taxes, brokerage commissions, trustee elections as well as other matters related to shareholder meetings (unless otherwise separately agreed by UBS AM), and extraordinary expenses, if any) are otherwise below the expense caps in effect at the time the fees or expenses were waived/reimbursed. For the period ended February 29, 2024, the Fund had no fee waivers/expense reimbursements subject to repayment. Accordingly, for the period ended February 29, 2024 UBS AM did not waive any investment advisory and administration fees.

During the period ended February 29, 2024, the Fund engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the Board.

Service and distribution plans

UBS AM (US) is the principal underwriter of the Fund's shares. The Fund has adopted service and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plans govern payments made for the expenses incurred in the service and/or distribution of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A shares. At February 29, 2024, the Fund owed UBS AM (US) $37,132 for service and distribution fees.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. UBS AM (US) has informed the Fund that for the period ended February 29, 2024, it earned $299 in initial sales charges on Class A shares.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Fund's transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended February 29, 2024, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $18,427 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At February 29, 2024, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
$12,068	$—	$12,549	$12,549	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of assets and liabilities.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The Advisor has agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized by the Fund. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended February 29, 2024, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended February 29, 2024, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $58,031,880 and $92,344,723, respectively.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the six months ended February 29, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	2,720	$120,556	14,054	$653,085
Shares repurchased	(278,906)	(12,610,670)	(49,778)	(2,330,730)
Dividends reinvested	49,754	2,298,620	10,592	503,349
Net increase (decrease)	(226,432)	$(10,191,494)	(25,132)	$(1,174,296)

For the year ended August 31, 2023:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	11,175	$478,394	69,348	$3,075,743
Shares repurchased	(528,936)	(22,728,366)	(117,242)	(5,204,032)
Dividends reinvested	362,698	14,576,844	63,631	2,629,228
Net increase (decrease)	(155,063)	$(7,673,128)	15,737	$500,939

Federal Tax Status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended August 31, 2023 was as follows:

Distributions paid from:	2023
Ordinary Income	$1,926,417
Long term realized capital gains	17,309,338

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending August 31, 2024.

Aggregate cost for federal income tax purposes, including derivatives, was $235,200,210; and net unrealized appreciation (depreciation), including derivatives consisted of:

Gross unrealized appreciation	$30,339,821
Gross unrealized depreciation	(5,954,477)
Net unrealized appreciation (depreciation)	24,385,344

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses.

At August 31, 2023, the Fund had a $674,921 short-term net capital loss carryforward.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed as of February 29, 2024 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended February 29, 2024, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended August 31, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS U.S. Allocation Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov. Additionally, you may obtain copies of Form N-PORT for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's website: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
787 Seventh Avenue
New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2024. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019

S104

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures  specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller , Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2024

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	May 9, 2024